Trade and other receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Schedule of trade and other receivables

	March 31, 2022	December 31, 2021
Trade receivables	45,201	41,675
Deposits and prepayments	2,325	2,460
Other receivables	1,099	952
Total	48,625	45,087

	December 31,	December 31,	As previously reported,
	2021	2020, restated*	December 31, 2020
Trade receivables	41,675	30,720	30,909
Deposits and prepayments	2,460	2,045	2,045
Other receivables	952	209	209
Total	45,087	32,974	33,163

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).